Non-controlling Interest (NCI)	6 Months Ended
Jun. 30, 2026
Noncontrolling Interest [Abstract]
Non-controlling Interest (NCI)

9. Non-controlling Interest (NCI)

The Company holds a 60% equity interest in each of Drykon Maritime Corp. (“Drykon”) and Accuship Maritime Ltd. (“Accuship”), with the remaining 40% interest in each entity held by an entity related to the Company’s Chief Executive Officer and Chairman. Under the respective shareholders’ agreements, certain matters that significantly affect the economic performance of Drykon and Accuship require the unanimous approval of all directors. Based on the relevant guidance under ASC 810, “Consolidation,” management determined that Drykon and Accuship are variable interest entities and that the Company is their primary beneficiary. Accordingly, the Company consolidates Drykon and Accuship and recognizes the interests held by the other shareholder as NCI.

For the six-month period ended June 30, 2026, the movement in NCI was as follows:

Amount
Balance, January 1, 2026	$6,229
Income attributable to:
Drykon Maritime Corp. non-controlling interest (40%)	296
Accuship Maritime Ltd. non-controlling interest (40%)	571
Balance, June 30, 2026	$7,096